Segment Information (Details)	6 Months Ended
Jun. 30, 2026 Segment
Segment Reporting [Line Items]
Operating segment	1
Reportable segment	1
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The chief operating decision maker reviews financial information presented only on a consolidated basis and uses this information for purposes of allocating resources and evaluating financial performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer